Accounts Receivable, Net - Schedule of Allowance for Credit Losses Movement (Details) - Accounts Receivable [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable, Net - Schedule of Allowance for Credit Losses Movement (Details) [Line Items]
Beginning balance	$ (2,969,406)	$ (1,928,486)
Provision for credit loss	(2,628,912)	(1,109,347)
Foreign exchange translation	(88,912)	68,427
Ending balance	$ (5,687,230)	$ (2,969,406)